Investment in Direct Financing Leases (Tables)	12 Months Ended
Mar. 31, 2020
Leases [Abstract]
Investment in Direct Financing Leases
Investment in direct financing leases at March 31, 2019 consists of the following:

Millions of yen
2019
Total Minimum lease payments to be received	¥1,312,418
Less : Estimated executory costs	(60,787)
Minimum lease payments receivable	1,251,631
Estimated residual value	37,655
Initial direct costs	6,337
Unearned lease income	(139,991)

¥1,155,632